Acquisition of Star 26 (Details)						6 Months Ended		12 Months Ended
	Jun. 29, 2026 ILS (₪)	Jun. 12, 2026 USD ($)	Apr. 12, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jan. 12, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 ILS (₪)	Dec. 30, 2025	Aug. 28, 2025 $ / shares shares	Nov. 08, 2024 $ / shares
Acquisition of Star 26 (Details) [Line Items]
Cash								$ 7,000,000
Amounts lent								$ 86,000
Common stock shares (in Shares) | shares						758,660		152,206
Acquisition amount						$ 4,476,000	$ 0
Wholly-owned subsidiary				$ 16,000
Total consideration				69,433,000
Fair value of shares issued				18,151,000
Fair value of notes issued				$ 5,636,000
Warrant to purchase shares (in Shares) | shares											250,000
Exercise price (in Dollars per share) | $ / shares											$ 4.4	$ 2
Percentage of cash								75.00%	75.00%
Forecast [Member]
Acquisition of Star 26 (Details) [Line Items]
Acquisition amount | ₪	₪ 35,700
Star Warrant [Member]
Acquisition of Star 26 (Details) [Line Items]
Warrant to purchase shares (in Shares) | shares					96,141
Exercise price (in Dollars per share) | $ / shares					$ 187.5
Secured Promissory Note [Member]
Acquisition of Star 26 (Details) [Line Items]
Accrues interest rate		8.00%
Secured Promissory Note [Member] | Forecast [Member]
Acquisition of Star 26 (Details) [Line Items]
Acquisition amount | ₪	29,750
Mr Shaloms [Member]
Acquisition of Star 26 (Details) [Line Items]
Warrant to purchase shares (in Shares) | shares					57,405
Star Agreement [Member]
Acquisition of Star 26 (Details) [Line Items]
Promissory note					$ 16,000
Cash					$ 5,000
Common stock shares (in Shares) | shares					38,163
Aggregate of shares (in Shares) | shares						96,141
Price per share (in Dollars per share) | $ / shares						$ 187.5
Acquisition amount		$ 3,000	$ 3,000
Tiltan Purchase Agreement [Member]
Acquisition of Star 26 (Details) [Line Items]
Fair value of consideration transferred					$ 69,400,000			$ 14,300,000
Acquisition percentage										100.00%
Business Combination | Forecast [Member]
Acquisition of Star 26 (Details) [Line Items]
Acquisition of equity portion (in New Shekels) | ₪	₪ 11,900
Star Agreement [Member]
Acquisition of Star 26 (Details) [Line Items]
Promissory note								16,000,000
Cash								5,000,000
Fair value of consideration transferred								21,000,000
Star Agreement [Member] | Star Equity Holders [Member]
Acquisition of Star 26 (Details) [Line Items]
Amounts lent					4,000
Star Agreement [Member]
Acquisition of Star 26 (Details) [Line Items]
Consideration paid					$ 21,000
Tiltan Software Engineering Ltd [Member]
Acquisition of Star 26 (Details) [Line Items]
Contractual purchase price								$ 14,000,000	₪ 47,600,000
Common Stock [Member]
Acquisition of Star 26 (Details) [Line Items]
Percentage of cash								25.00%	25.00%
Star Equity Holders [Member]
Acquisition of Star 26 (Details) [Line Items]
Agreed to acquire percentage					100.00%